SHARE-BASED COMPENSATION - Additional Information (Details) - USD ($)		12 Months Ended
	Sep. 03, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Contractual term		10 years
Share based payment award, stock options granted		19,207,847
Share based payment award, stock options granted exercise price		$ 1.47
Number of shares unvested		1,643,477
Visara Inc.
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 300,000
Employee Stock Option | Minimum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		3 years
Employee Stock Option | Maximum
SHARE-BASED COMPENSATION
Share based payment award, vesting period		4 years
Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 1,600,000	$ (1,500,000)	$ 5,100,000
Intrinsic value of options exercised		$ 400,000	$ 0	$ 0
Weighted-average period		3 years 3 months 18 days
Weighted average grant-date fair value		$ 1.99	$ 0.47	$ 1.26
Dividends payments		$ 0
Unrecognized share-based compensation		$ 6,800,000
Restricted share units
SHARE-BASED COMPENSATION
Number of shares granted		1,347,209
Performance-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 0	$ 700,000	$ 0
Weighted average grant-date fair value		$ 0	$ 0.76	$ 0
Unrecognized share-based compensation		$ 0
Market and Service-based Options
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 3,200,000	$ 0	$ 0
Granted			0	0
Weighted-average period		2 years 6 months
Weighted average grant-date fair value		$ 1.63
Share based payment award, stock options granted		15,989,193
Unrecognized share-based compensation		$ 22,800,000
Time-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 600,000	$ 1,900,000	$ 5,800,000
Weighted-average period		1 year 10 months 24 days
Weighted average grant-date fair value		$ 1.74	$ 0.76	$ 10.05
Unrecognized share-based compensation		$ 2,200,000
Market-based Units
SHARE-BASED COMPENSATION
Share-based compensation expense		$ 300,000		$ 0
Number of shares granted		2,863,500	2,863,500
Weighted-average period		3 years 1 month 6 days
Weighted average grant-date fair value		$ 0	$ 0.4
Unrecognized share-based compensation		$ 800,000
Market-based Units | Maximum
SHARE-BASED COMPENSATION
Share-based compensation expense			$ 100,000
Predecessor Plans
SHARE-BASED COMPENSATION
Share based payment award, number of shares available to issue		0
2025 Omnibus Share Incentive Plan
SHARE-BASED COMPENSATION
Ordinary shares available for issuance		19,011,452
Number of additional shares authorized	18,810,820
2025 Share Incentive Scheme
SHARE-BASED COMPENSATION
Share based payment award, maximum shares authorized	13,238,741
Ordinary shares were available to issue	13,238,741